Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tonnage taxes	$ 2,438	$ 3,717	$ 1,360
Income tax	$ 267	$ 0	$ 0